Annual Fund Operating Expenses - Invesco Pennsylvania Municipal Fund	Jun. 28, 2021
Class A
Operating Expenses:
Management Fees	0.46%	[1]
Distribution and/or Service (12b-1) Fees	0.24%
Other Expenses	0.13%	[2]
Interest	0.08%
Total Other Expenses	0.21%
Total Annual Fund Operating Expenses	0.91%
Class C
Operating Expenses:
Management Fees	0.46%	[1]
Distribution and/or Service (12b-1) Fees	0.85%
Other Expenses	0.13%	[2]
Interest	0.08%
Total Other Expenses	0.21%
Total Annual Fund Operating Expenses	1.52%
Class Y
Operating Expenses:
Management Fees	0.46%	[1]
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.13%	[2]
Interest	0.08%
Total Other Expenses	0.21%
Total Annual Fund Operating Expenses	0.67%
Class R6
Operating Expenses:
Management Fees	0.46%	[1]
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.06%	[2]
Interest	0.08%
Total Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.60%

[1]	"Management Fees” have been restated to reflect current fees.
[2]	"Other Expenses” have been restated to reflect current fees.